Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues
Summary of revenue by channel

	For the year ended
	December 31, 2023	December 31, 2024	December 31, 2025
	RMB	RMB	RMB
Sales of products by channel
- Sales to offline distributors	1,487,084	2,585,814	3,490,042
- Sales to online and offline end users	19,009	24,142	252,821
- Others	80,304	138,620	215,998
Total revenues	1,586,397	2,748,576	3,958,861